Other current assets - Schedule of other current assets (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Other current assets
Value-added tax recoverable	¥ 153,654,128		¥ 179,370,960
Interest receivable	113,566,938		43,423,502
Funds receivable from third party payment service providers (1)	42,988,192		97,558,304
Content rights	5,317,278		38,557,515
Others	21,477,305		17,456,529
Total	¥ 337,003,841	$ 48,860,964	¥ 376,366,810